INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 693,383,630	$ 695,926,565	$ 671,778,888
Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	736,713,385	740,569,608
Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(43,329,755)	(44,643,043)
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	655,602,101	664,877,100	644,233,416
Distribution rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	659,561,522	667,955,100
Distribution rights | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(3,959,421)	(3,078,000)
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	31,335,739	23,706,850	20,763,351
Software | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	69,136,434	63,828,408
Software | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(37,800,695)	(40,121,558)
Water rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	587,432	587,432	439,102
Water rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	587,432	587,432
Trademarks indefinite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	5,632,172	6,341,107	5,741,054
Trademarks indefinite useful life | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	5,632,172	6,341,107
Trademarks definite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	218,211	406,101	$ 593,990
Trademarks definite useful life | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	1,297,378	1,297,378
Trademarks definite useful life | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(1,079,167)	(891,277)
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	7,975	7,975
Others | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	498,447	560,183
Others | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ (490,472)	$ (552,208)